Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In October 2015 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In October 2015 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2016 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2016 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2017 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2017 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In May 2017 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In May 2017 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In 2018 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In 2018 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In September 2018 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In September 2018 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2019 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2019 [Member] NIBOR [Member] NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (18,407)	$ (221,391)	$ (30,501)		$ (23,843)		$ (24,732)		$ (35,766)		$ (38,898)		$ (34,620)		$ (33,031)
Notional Amount			$ 122,800	700,000	$ 89,710	500,000	$ 101,351	600,000	$ 125,000	700,000	$ 143,536	800,000	$ 150,000	900,000	$ 162,200	1,000,000
Receivable Margin			4.75%	4.75%	4.00%	4.00%	5.75%	5.75%	5.25%	5.25%	4.75%	4.75%	4.35%	4.35%	4.25%	4.25%
Fixed Rate Payable			5.52%	5.52%	4.80%	4.80%	7.49%	7.49%	6.88%	6.88%	5.93%	5.93%	6.43%	6.43%	6.28%	6.28%
Remaining Term (years)			9 months 18 days	9 months 18 days	1 year 1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days	2 years 1 month 6 days	2 years 3 months 18 days	2 years 3 months 18 days	3 years 1 month 6 days	3 years 1 month 6 days	3 years 8 months 12 days	3 years 8 months 12 days	4 years 1 month 6 days	4 years 1 month 6 days